Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	₱ 185,751	₱ 173,634	₱ 161,355
Non-service revenues (Note 5)	7,506	7,370	7,832
Revenues	193,257	181,004	169,187
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	98,512	95,748	88,243
Revenues	105,492	101,789	94,488
Wireless [Member] | Mobile [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	95,619	95,589	87,823
Wireless [Member] | Home broadband [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	2,889	40	85
Wireless [Member] | MVNO and others [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	4	119	335
Wireless [Member] | Sale of mobile handsets and broadband data modems [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	6,980	6,041	6,245
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	87,239	77,886	73,112
Non-service revenues (Note 5)	526	1,329	1,587
Revenues	87,765	79,215	74,699
Fixed Line [Member] | Voice [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	20,222	19,484	19,890
Fixed Line [Member] | Data [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	66,624	58,064	52,787
Fixed Line [Member] | Miscellaneous [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	393	338	435
Fixed Line [Member] | Sale of computers, phone units and SIM cards [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	454	1,140	1,193
Fixed Line [Member] | Point-product-sales [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues (Note 5)	₱ 72	₱ 189	₱ 394